Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 59,334	$ 54,041
Less accumulated depreciation	22,203	20,900
Fixed assets, net	37,131	33,141
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,345	18,490
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,590	19,121
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	997	934
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,218	6,256
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	396	396
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,080	1,894
Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,845	$ 6,087